PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2022	2021
Cost:
Computers and peripheral equipment	$5,941	$7,219
Office furniture and equipment	2,777	2,686
Leasehold improvements	8,400	8,392
Capitalized software	12,473	12,473

Total cost	29,591	30,770
Less: accumulated depreciation and amortization	(25,980)	(26,559)
Property and equipment, net	$3,611	$4,211

Depreciation expenses related to the Company’s property and equipment totaled to $1,954, $3,022, and $4,662, for the years ended December 31, 2022, 2021 and 2020, respectively.